Schedule I - Condensed Financial Information of Parent Company - Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 07, 2013	May 31, 2014		May 31, 2013		May 31, 2012
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 857,252		$ 690,402		$ 574,223
Beginning Balance, shares		158,379,387
Issuance of ADS shares for the exercises of employee share options		7,848		5,733		790
Reissuance of treasury stock for the exercises of employee share options		13,524
Reissuance of treasury stock for the exercises of employee share options, shares		1,014,727
Reissuance of treasury stock for Non-vested equity shares vested, shares		810,052
Share based compensation expense		20,079		27,242		24,125
Share repurchase		(16,865)	[1]	(33,133)	[1]
Share repurchase, shares		(762,100)		(1,683,400)
Profit appropriation		(54,476)	[2]	3,010	[3]	(50,000)	[3]
Net income		215,704		136,269		132,688
Foreign currency translation adjustment		(17,894)		27,729		8,576
Unrealized gain on available-for-sale securities, net of tax effect of nil		586
Ending Balance		1,025,758		857,252		690,402
Ending Balance, shares		158,379,387		158,379,387
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		1,573		1,555		1,540
Beginning Balance, shares		156,695,987		158,379,387		158,379,387
Issuance of ADS shares for the exercises of employee share options		11		7		2
Non-vested equity shares vested				11		13
Reissuance of treasury stock for the exercises of employee share options, shares		1,014,727
Reissuance of treasury stock for Non-vested equity shares vested, shares		810,052
Share repurchase, shares		(762,100)		(1,683,400)
Ending Balance		1,584		1,573		1,555
Ending Balance, shares		157,758,666		156,695,987		158,379,387
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		164,336		161,485		186,585
Issuance of ADS shares for the exercises of employee share options		7,837		5,726		788
Non-vested equity shares vested				(11)		(13)
Reissuance of treasury stock for the exercises of employee share options		13,514
Reissuance of treasury stock for Non-vested equity shares vested		(8)
Share based compensation expense		20,079		27,242		24,125
Share repurchase		(16,858)	[1]	(33,116)	[1]
Profit appropriation	(14,891)	(14,891)	[2]	3,010	[3]	(50,000)	[3]
Ending Balance		174,009		164,336		161,485
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(17)
Reissuance of treasury stock for the exercises of employee share options		10
Reissuance of treasury stock for Non-vested equity shares vested		8
Share repurchase		(7)	[1]	(17)	[1]
Ending Balance		(6)		(17)
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		500,770		386,971		323,432
Profit appropriation	(39,585)	(39,585)	[2]
Net income		215,704		136,269		132,688
Ending Balance		654,744		500,770		386,971
Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		82,867		55,138		46,562
Foreign currency translation adjustment		(17,894)		27,729		8,576
Unrealized gain on available-for-sale securities, net of tax effect of nil		586
Ending Balance		65,559		82,867		55,138
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		857,252
Beginning Balance, shares		158,379,387
Net income		215,704		136,269		132,688
Foreign currency translation adjustment		(17,894)		27,729		8,576
Unrealized gain on available-for-sale securities, net of tax effect of nil		586
Ending Balance		1,025,758		857,252
Ending Balance, shares		158,379,387		158,379,387
Parent Company [Member] | Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		1,573		1,555		1,540
Beginning Balance, shares		156,695,987		158,379,387		158,379,387
Issuance of ADS shares for the exercises of employee share options		11		7		2
Non-vested equity shares vested				11		13
Reissuance of treasury stock for the exercises of employee share options, shares		1,014,727
Reissuance of treasury stock for Non-vested equity shares vested, shares		810,052
Share repurchase, shares		(762,100)		(1,683,400)
Ending Balance		1,584		1,573		1,555
Ending Balance, shares		157,758,666		156,695,987		158,379,387
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		164,336		161,485		186,585
Issuance of ADS shares for the exercises of employee share options		7,837		5,726		788
Non-vested equity shares vested				(11)		(13)
Reissuance of treasury stock for the exercises of employee share options		13,514
Reissuance of treasury stock for Non-vested equity shares vested		(8)
Share based compensation expense		20,079		27,242		24,125
Dividend declared		(14,891)		3,010
Share repurchase		(16,858)		(33,116)
Profit appropriation						(50,000)
Ending Balance		174,009		164,336		161,485
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(17)
Reissuance of treasury stock for the exercises of employee share options		10
Reissuance of treasury stock for Non-vested equity shares vested		8
Share repurchase		(7)		(17)
Ending Balance		(6)		(17)
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		608,493		472,224		339,536
Dividend declared		(39,585)
Net income		215,704		136,269		132,688
Ending Balance		784,612		608,493		472,224
Parent Company [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		82,867		55,138		46,562
Foreign currency translation adjustment		(17,894)		27,729		8,576
Unrealized gain on available-for-sale securities, net of tax effect of nil		586
Ending Balance		65,559		82,867		55,138
Parent Company [Member] | Comprehensive Income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		857,252		690,402		574,223
Issuance of ADS shares for the exercises of employee share options		7,848		5,733		790
Reissuance of treasury stock for the exercises of employee share options		13,524
Share based compensation expense		20,079		27,242		24,125
Dividend declared		(54,476)		3,010
Share repurchase		(16,865)		(33,133)
Profit appropriation						(50,000)
Net income		215,704		136,269		132,688
Foreign currency translation adjustment		(17,894)		27,729		8,576
Unrealized gain on available-for-sale securities, net of tax effect of nil		586
Ending Balance		$ 1,025,758		$ 857,252		$ 690,402

[1]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares.
[2]	On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The aggregate amount of cash dividend paid was US$54,476, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital, respectively. The dividend was fully paid on October 7, 2013 to shareholders of record at the close of business on September 6, 2013.
[3]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 28, 2012 to shareholders of record at the close of business on August 31, 2012.